SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Total Revenue | Customer Concentration Risk | One Customer
Concentration [Line Items]
Concentration risk, percentage	10.00%	10.00%
Accounts Receivable | Customer Concentration Risk | Four Customer
Concentration [Line Items]
Concentration risk, percentage		10.00%
Related party
Concentration [Line Items]
Revenue	$ 31.4	$ 206.0	$ 283.3
Related party | Total Revenue | Customer Concentration Risk
Concentration [Line Items]
Concentration risk, percentage	6.20%	18.30%	26.70%
Related party | Accounts Receivable | Customer Concentration Risk | SunPower
Concentration [Line Items]
Concentration risk, percentage		0.90%